Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
At beginning of year	£ 113	[1]	£ 138
Exchange differences	9		1
Acquisition of investments and other receivable	12		4
Disposal of investments	(48)		(54)
At end of year	133		113	[1]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
At beginning of year	28
Fair value movements	18		4
At end of year	24		28
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	29		20
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
At beginning of year	200		234
Exchange differences	10		2
Acquisition of investments and other receivable	19		4
Repayment	(92)		(16)
Disposal of investments	(48)		(54)
At end of year	136		200
Level 3 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	18		4
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	29		26
Level 3 of fair value hierarchy [member] | Other receivable [member]
Disclosure of financial assets [line items]
At beginning of year	87
Exchange differences	1
Acquisition of investments and other receivable	7
Repayment	(92)
Disposal of investments	0
At end of year	3		87
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Other receivable [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	0
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	113
Exchange differences	9
Acquisition of investments and other receivable	12
Repayment	0
Disposal of investments	(48)
At end of year	133		£ 113
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Fair value movements	18
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Fair value movements	£ 29

[1]	Comparative balances have been restated – see Note 1b.